S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 21, 2026
spac [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Shahal M. Khan	Burkhan LLC	Investment Fund	Chief Executive Officer and Director
	Trinity Hospitality Group LLC	Real Estate Development	Chairman of the Board
Roman V. Livson	Burkhan LLC	Investment Fund	Chief Financial Officer
	Katalyst Securities LLC	Investment Banking Firm	Chief Financial Officer
Leon Golden	ARG Associates Inc.	Accounting Firm	Director
Scott Young	Dial Partners FZCO	Corporate Finance Advisory Firm	Senior Advisor
	Zyphra Technologies Inc.	Technology Firm	Senior Advisor
	First Light Fusion Ltd	Technology Firm	Senior Advisor
Sergey Alekseev	Sigma Lithium Ltd		Director

____________

(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.

In addition, our sponsor or any of its affiliates, or any of their respective clients, may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

Further, in order to facilitate our initial business combination, including any related financing, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors will agree to vote any founder shares, private placement shares and any public shares held by them in favor of our initial business combination, and our officers and directors also will agree to vote public shares purchased by them (if any) during or after this offering (including in open market and privately-negotiated transactions) in favor of our initial business combination (which will not have any voting rights prior to completion of our initial business combination, and excepting any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.
SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
Investment and Business Opportunities [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors and Executive Officers” for a description of our management’s other affiliations.
Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units will expire worthless. Except as described herein, (1) pursuant to a letter agreement entered into with us, our initial shareholders, officers and directors will agree not to transfer, assign or sell any founder shares held by them until the earlier to occur of: (A) one year after completion of our initial business combination; or (B) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor with respect to any founder shares, and (2) pursuant to a letter agreement entered into with us, our initial shareholders will agree not to transfer, assign or sell any private placement units and underlying securities until 180 days after the completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up. Since our sponsor and members of our management team may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.